Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2018
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	June 30, 2018	December 31, 2017
Cash and cash equivalents	$ 40,577	$ 24,047
Restricted cash	402	5,886

Total cash and cash equivalents and restricted cash	$ 40,979	$ 29,933